Schedule of valuation technique significant unobserable inputs (Details)	12 Months Ended
Jun. 30, 2026 $ / shares shares
Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value reset price	$ 0.01
Unlisted Equity Investment Ripple Labs Inc [Member]
IfrsStatementLineItems [Line Items]
Valuation technique description	Recent transaction / market-based valuation
Significant unobservable inputs	Transaction price adjustment, discount for lack of marketability and transfer restrictions
Fair value per share	$ 106.16
Fair value of shares | shares	40,928
Fair value reference price	$ 118.71
Implied adjustment cost percentage	10.60%
Warrant Derivative Liability PIPE Convertible Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Valuation technique description	Monte Carlo simulation
Significant unobservable inputs	Probability of a reset trigger acquisition, expected volatility
Fair value volatility	147.00%
Reset probability	10.00%
Exercise price	1200.00%
Warrant Derivative Liability PIPE Convertible Preference Shares [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fair value volatility	137.00%
Warrant Derivative Liability PIPE Convertible Preference Shares [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value volatility	150.00%
Warrant Derivative Liability ASEAN [Member]
IfrsStatementLineItems [Line Items]
Valuation technique description	Monte Carlo simulation
Significant unobservable inputs	Probability of a reset trigger acquisition, expected volatility
Fair value volatility	10.00%
Exercise price	1200.00%
Fair value issuance of shares | shares	345,892
Fair value reference shares | shares	575,515
Warrant Derivative Liability ASEAN [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fair value volatility	137.00%
Warrant Derivative Liability ASEAN [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value volatility	150.00%
Fair value reset price	$ 0.01
Warrant Derivative Liability AWN Warrants [Member]
IfrsStatementLineItems [Line Items]
Valuation technique description	Monte Carlo simulation
Significant unobservable inputs	Probability of a reset trigger acquisition (management judgement); expected volatility
Fair value volatility	146.00%
Exercise price	100000.00%
Risk free rate	4.04%